Financial information by segment (Tables)	9 Months Ended
Sep. 30, 2019
Financial information by segment [Abstract]
Revenues and Further Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the nine-month periods ended September 30, 2019 and 2018:

	Revenue		Further Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Geography	2019	2018	2019	2018
North America	273,913	294,625	254,492	272,157
South America	105,760	91,807	87,757	76,234
EMEA	418,490	450,493	308,755	359,970
Total	798,163	836,925	651,004	708,361

	Revenue		Further Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Business sector	2019	2018	2019	2018
Renewable energy	609,828	652,135	493,311	565,915
Efficient natural gas	92,891	95,355	81,668	71,724
Electric transmission lines	77,024	71,920	65,133	60,447
Water	18,420	17,515	10,892	10,275
Total	798,163	836,925	651,004	708,361

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the nine-month period ended September 30, ($ in thousands)
	2019	2018
Profit/(Loss) attributable to the Company	$60,832	120,512
(Loss)/Profit attributable to non-controlling interests	7,548	9,828
Income tax	46,979	59,068
Share of (profits)/losses of associates	(3,881)	(4,690)
Financial expense, net	304,637	279,844
Depreciation, amortization, and impairment charges	234,889	243,799
Total segment Further Adjusted EBITDA	$651,004	708,361

Assets and liabilities by geography
b)	The assets and liabilities by operating segments (and business sector) as of September 30, 2019 and December 31, 2018 are as follows:

Assets and liabilities by geography as of September 30, 2019:

	North America	South America	EMEA	Balance as of September 30, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	3,332,194	1,179,488	3,591,658	8,103,340
Investments carried under the equity method	93,054	-	47,531	140,585
Current financial investments	157,972	73,054	28,308	259,334
Cash and cash equivalents (project companies)	210,487	47,431	310,444	568,362
Subtotal allocated	3,793,707	1,299,973	3,977,941	9,071,621
Unallocated assets
Other non-current assets				249,916
Other current assets (including cash and cash equivalents at holding company level)				415,611
Subtotal unallocated				665,527
Total assets				9,737,148

	North America	South America	EMEA	Balance as of September 30, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,722,879	893,497	2,314,971	4,931,347
Grants and other liabilities	1,503,410	7,404	129,390	1,640,204
Subtotal allocated	3,226,289	900,901	2,444,361	6,571,551
Unallocated liabilities
Long-term and short-term corporate debt				686,409
Other non-current liabilities				621,150
Other current liabilities				160,993
Subtotal unallocated				1,468,552
Total liabilities				8,040,103
Equity unallocated				1,697,045
Total liabilities and equity unallocated				3,165,597
Total liabilities and equity				9,737,148

Assets and liabilities by geography as of December 31, 2018:

	North America	South America	EMEA	Balance as of December 31, 2018
	($ in thousands)
Assets allocated
Contracted concessional assets	3,453,652	1,210,624	3,884,905	8,549,181
Investments carried under the equity method	-	-	53,419	53,419
Current financial investments	147,213	61,959	30,080	239,252
Cash and cash equivalents (project companies)	195,678	41,316	287,456	524,450
Subtotal allocated	3,796,543	1,313,899	4,255,860	9,366,302
Unallocated assets
Other non-current assets				188,736
Other current assets (including cash and cash equivalents at holding company level)				363,993
Subtotal unallocated				552,729
Total assets				9,919,031

	North America	South America	EMEA	Balance as of December 31, 2018
		($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,725,961	900,801	2,464,352	5,091,114
Grants and other liabilities	1,527,724	7,550	122,852	1,658,126
Subtotal allocated	3,253,685	908,351	2,587,204	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt				684,073
Other non-current liabilities				523,827
Other current liabilities				205,779
Subtotal unallocated				1,413,679
Total liabilities				8,162,919
Equity unallocated				1,756,112
Total liabilities and equity unallocated				3,169,791
Total liabilities and equity				9,919,031

Assets and liabilities by business sector
Assets and liabilities by business sector as of September 30, 2019:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of September 30, 2019
			($ in thousands)
Assets allocated
Contracted concessional assets	6,593,786	563,937	860,987	84,630	8,103,340
Investments carried under the equity method	82,328	15,184	125	42,948	140,585
Current financial investments	13,953	150,257	77,196	17,928	259,334
Cash and cash equivalents (project companies)	534,712	4,297	21,903	7,450	568,362
Subtotal allocated	7,224,779	733,675	960,211	152,956	9,071,621
Unallocated assets
Other non-current assets					249,916
Other current assets (including cash and cash equivalents at holding company level)					415,611
Subtotal unallocated					665,527
Total assets					9,737,148

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of September 30, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,723,984	532,961	649,142	25,260	4,931,347
Grants and other liabilities	1,638,376	143	951	734	1,640,204
Subtotal allocated	5,362,360	533,104	650,093	25,994	6,571,551
Unallocated liabilities
Long-term and short-term corporate debt					686,409
Other non-current liabilities					621,150
Other current liabilities					160,993
Subtotal unallocated					1,468,552
Total liabilities					8,040,103
Equity unallocated					1,697,045
Total liabilities and equity unallocated					3,165,597
Total liabilities and equity					9,737,148

Assets and liabilities by business sector as of December 31, 2018:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
	($ in thousands)
Assets allocated
Contracted concessional assets	6,998,020	580,997	882,980	87,184	8,549,181
Investments carried under the equity method	10,257	-	-	43,162	53,419
Current financial investments	15,396	147,192	61,102	15,562	239,252
Cash and cash equivalents (project companies)	453,096	45,625	14,043	11,686	524,450
Subtotal allocated	7,476,769	773,814	958,125	157,594	9,366,302
Unallocated assets
Other non-current assets					188,736
Other current assets (including cash and cash equivalents at holding company level)					363,993
Subtotal unallocated					552,729
Total assets					9,919,031

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,868,626	545,123	647,820	29,545	5,091,114
Grants and other liabilities	1,656,146	161	1,025	794	1,658,126
Subtotal allocated	5,524,772	545,284	648,845	30,339	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt					684,073
Other non-current liabilities					523,827
Other current liabilities					205,779
Subtotal unallocated					1,413,679
Total liabilities					8,162,919
Equity unallocated					1,756,112
Total liabilities and equity unallocated					3,169,791
Total liabilities and equity					9,919,031

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the nine-month periods ended September 30, 2019 and 2018 are as follows:

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by geography	2019	2018
	($ in thousands)
North America	(88,647)	(95,713)
South America	(35,553)	(30,806)
EMEA	(110,689)	(117,280)
Total	(234,889)	(243,799)

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by business sectors	2019	2018
	($ in thousands)
Renewable energy	(215,941)	(213,465)
Efficient natural gas	784	(9,433)
Electric transmission lines	(20,093)	(21,070)
Water	361	169
Total	(234,889)	(243,799)